Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
THE HARTFORD GLOBAL ALL-ASSET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE HARTFORD GLOBAL ALL-ASSET FUND
Supplement [Text Block]	rr_SupplementToProspectusTextBlock

MAY 6, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD GLOBAL ALL-ASSET FUND SUMMARY PROSPECTUS

DATED MARCH 1, 2019

AND

HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS

DATED MARCH 1, 2019, AS RESTATED MAY 1, 2019

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus. This Supplement supersedes the information provided in the supplement dated March 6, 2019.

(1)	Reorganization of The Hartford Global All-Asset Fund with and into Hartford Balanced Retirement Fund

At a meeting held April 30 - May 1, 2019, the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. (the “Company”) approved an Agreement and Plan of Reorganization that provides for the reorganization of The Hartford Global All-Asset Fund (the “Global All-Asset Fund”), a series of the Company, with and into Hartford Balanced Retirement Fund (the “Balanced Retirement Fund”) (the “Reorganization”). The Reorganization does not require shareholder approval; however, shareholders will receive a separate information statement/prospectus that is expected to be mailed to shareholders in August 2019. The Reorganization is expected to be completed on or about September 23, 2019 (the “Closing Date”).

The Balanced Retirement Fund currently is known as Hartford Multi-Asset Income Fund (the “Multi-Asset Income Fund”), which is a separate series of the Company. At the above-referenced meeting, the Board approved changes to the name, and investment objective and strategy of Multi-Asset Income Fund. These changes are expected to become effective on or about July 10, 2019. After that date, you will be able to obtain information about the Balanced Retirement Fund on www.hartfordfunds.com.

The Reorganization contemplates: (1) the transfer of all of the assets of the Global All-Asset Fund to the Balanced Retirement Fund in exchange for shares of the Balanced Retirement Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the Global All-Asset Fund on the valuation date for the Reorganization; (2) the assumption by the Balanced Retirement Fund of all of the liabilities of the Global All-Asset Fund; and (3) the distribution of shares of the Balanced Retirement Fund to the shareholders of the Global All-Asset Fund in complete liquidation of the Global All-Asset Fund. Each shareholder of the Global All-Asset Fund will receive shares of the Balanced Retirement Fund of the same class, and in equal value to, the shares of the Global All-Asset Fund held by that shareholder as of the Closing Date.

As the Closing Date approaches, the Global All-Asset Fund anticipates engaging in transition management techniques in connection with the Reorganization. During this time, the Global All-Asset Fund may not pursue its investment objective and principal investment strategies, and may dispose of portfolio securities prior to the Reorganization. In addition, it is expected that the Balanced Retirement Fund will sell a portion of the portfolio securities that it acquired in the Reorganization and purchase securities selected by Balanced Retirement Fund’s portfolio management team. As with any disposition of portfolio securities, these transactions may result in brokerage commissions or other transaction costs, and may increase capital gain distributions to shareholders.

The Reorganization itself is expected to be a tax-free transaction for federal income tax purposes. Please consult your financial or tax advisor for information regarding the tax consequences, if any, applicable to your investment.

Please note that existing shareholders will be able to purchase additional shares of the Global All-Asset Fund through the close of business on or about September 20, 2019. New investors will continue to be able to purchase shares of the Global All-Asset Fund but only through the close of business on or about June 7, 2019. Prior to the Reorganization, shareholders may redeem their shares or exchange their shares, as set forth in the Global All-Asset Fund’s prospectus. Such transactions will be treated as normal redemptions or exchanges of shares and may be taxable.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, any funds.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.